SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation—The consolidated financial statements reflect the consolidated operations of ClubCorp, its subsidiaries and certain variable interest entities (“VIEs”). The consolidated financial statements presented herein reflect our financial position, results of operations, cash flows and changes in equity in conformity with accounting principles generally accepted in the United States, or “GAAP”. All intercompany accounts have been eliminated.

We have two reportable segments (1) golf and country clubs and (2) business, sports and alumni clubs. These segments are managed separately and discrete financial information, including Adjusted EBITDA (“Adjusted EBITDA”), our financial measure of segment profit and loss, is reviewed regularly by our chief operating decision maker to evaluate performance and allocate resources. During the first quarter of 2014, we changed our measure of segment profit or loss. See Note 14.

Use of Estimates
Use of Estimates—The preparation of financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ materially from such estimated amounts.

Fiscal Year
Fiscal Year—Our fiscal year consists of a 52/53 week period ending on the last Tuesday of December. For 2013, the fiscal year is comprised of the 53 weeks ended December 31, 2013. For 2012 and 2011, the fiscal years are comprised of the 52 weeks ended December 25, 2012 and December 27, 2011, respectively.

Revenue Recognition
Revenue Recognition—Revenues from club operations, food and beverage and merchandise sales are recognized at the time of sale or when the service is provided and are reported net of sales taxes.

Revenues from membership dues are generally billed monthly and recognized in the period earned. The monthly dues are expected to cover the cost of providing membership services.

At a majority of our private clubs, members are expected to pay an initiation fee or deposit upon their acceptance as a member to the club. In general, initiation fees are not refundable, whereas initiation deposits sold are not refundable until a fixed number of years (generally 30) after the date of acceptance of a member. We recognize revenue related to membership initiation fees and deposits over the expected life of an active membership. For membership initiation deposits, the difference between the amount paid by the member and the present value of the refund obligation is deferred and recognized within club operations revenue on the consolidated statements of operations over the expected life of an active membership. The present value of the refund obligation is recorded as a membership initiation deposit liability in the consolidated balance sheets and accretes over the nonrefundable term using the effective interest method with an interest rate defined as our incremental borrowing rate adjusted to reflect a 30-year time frame. The accretion is included in interest expense.

The majority of membership initiation fees sold are not refundable and are deferred and recognized within club operations revenue on the consolidated statements of operations over the expected life of an active membership.

Membership initiation fees and deposits recognized within club operations revenue on the consolidated statements of operations was $17.7 million, $16.3 million and $13.1 million for the fiscal years ended December 31, 2013, December 25, 2012 and December 27, 2011, respectively

Revenue Recognition, Services, Refundable Fees for Services
At a majority of our private clubs, members are expected to pay an initiation fee or deposit upon their acceptance as a member to the club. In general, initiation fees are not refundable, whereas initiation deposits sold are not refundable until a fixed number of years (generally 30) after the date of acceptance of a member. We recognize revenue related to membership initiation fees and deposits over the expected life of an active membership. For membership initiation deposits, the difference between the amount paid by the member and the present value of the refund obligation is deferred and recognized within club operations revenue on the consolidated statements of operations over the expected life of an active membership. The present value of the refund obligation is recorded as a membership initiation deposit liability in the consolidated balance sheets and accretes over the nonrefundable term using the effective interest method with an interest rate defined as our incremental borrowing rate adjusted to reflect a 30-year time frame. The accretion is included in interest expense.

The majority of membership initiation fees sold are not refundable and are deferred and recognized within club operations revenue on the consolidated statements of operations over the expected life of an active membership.

Cash Equivalents	Cash Equivalents—We consider investments with an original maturity of three months or less to be cash equivalents.
Allowance for Doubtful Accounts
Allowance for Doubtful Accounts—The allowance for doubtful accounts is established and maintained based on our best estimate of accounts receivable collectability. Management estimates collectability by specifically analyzing known troubled accounts, accounts receivable aging and other historical factors that affect collections. Such factors include the historical trends of write-offs and recovery of previously written-off accounts, the financial strength of the member and projected economic and market conditions.
The evaluation of these factors involves subjective judgments and changes in these factors may significantly impact the consolidated financial statements. The table below shows the changes in our allowance for doubtful accounts balance:

	2013	2012	2011
Beginning allowance	$2,626	$3,586	$3,594
Bad debt expense, excluding portion related to notes receivable	3,502	2,907	3,052
Write offs	(2,462)	(3,867)	(3,060)
Ending allowance	$3,666	$2,626	$3,586

Inventories
Inventories—Inventories, which consist primarily of food and beverages and merchandise held for resale, are stated at the lower of cost (weighted average cost method) or market. Losses on obsolete or excess inventory are not material.

Variable Interest Entities	Variable Interest Entities—We consolidate any VIEs for which we are deemed to be the primary beneficiary. See Note 3.
Investments
Investments—Investments in unconsolidated affiliates over which we exercise significant influence, but do not control, are accounted for by the equity method. Investments in unconsolidated affiliates over which we are not able to exercise significant influence are accounted for under the cost method. See Note 4.

Property and Equipment, Net
Property and Equipment, Net—Property and equipment is recorded at cost, including interest incurred during construction periods. We capitalize costs that both materially add value and appreciably extend the useful life of an asset. With respect to golf course improvements (included in land improvements), only costs associated with original construction, complete replacements, or the addition of new trees, sand traps, fairways or greens are capitalized. All other related costs are expensed as incurred. For building improvements, only costs that extend the useful life of the building are capitalized; repairs and maintenance are expensed as incurred. Internal use software development costs are capitalized and amortized on a straight-line basis over the expected benefit period. The unamortized balance of internal use software totaled $4.3 million and $4.5 million at December 31, 2013 and December 25, 2012, respectively. See Note 6.
Depreciation is calculated using the straight-line method based on the following estimated useful lives:

Depreciable land improvements	5	-	20 years
Building and recreational facilities	20	-	40 years
Machinery and equipment	3	-	10 years
Leasehold improvements	1	-	40 years
Furniture and fixtures	3	-	10 years

Leasehold improvements are amortized over the shorter of the term of the respective leases or their useful life using the straight-line method.

Notes Receivable, Net of Allowances
Notes Receivable, Net of Allowances—Notes receivable reflect amounts due from our financing of membership initiation fees and deposits and typically range from one to six years in original maturity. We recognize interest income as earned and provide an allowance for doubtful accounts. This allowance is based on factors including the historical trends of write-offs and recoveries, the financial strength of the member and projected economic and market conditions.

Goodwill and Other Intangibles, Net
Goodwill and Other Intangibles, Net—We classify intangible assets into three categories: (1) intangible assets with definite lives subject to amortization, (2) intangible assets with indefinite lives not subject to amortization and (3) goodwill. Intangibles specifically related to an individual property are recorded at the property level. Intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives as reflected in Note 7.
We assess the recoverability of the carrying value of goodwill and other indefinite lived intangibles annually on the first day of the fourth quarter or whenever events or changes in circumstances indicate that the carrying amount may not be fully recoverable. Goodwill impairment is determined by comparing the fair value of a reporting unit to its carrying amount with an impairment being recognized only where the fair value is less than carrying value. See Note 7.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets—We evaluate long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable through future cash flows. For assets to be held and used, we perform a recoverability test to determine if the future undiscounted cash flows over the expected holding period for the property exceed the carrying amount of the assets of the property in question. If the recoverability test is not met, the impairment is determined by comparing the carrying value of the property to its fair value which may be approximated by using future discounted cash flows using a risk-adjusted discount rate. Future cash flows of each property are determined using management’s projections of the performance of a given property based on its past performance and expected future performance, local operations and other factors both in the Company’s control and out of the Company’s control. Additionally, throughout the impairment evaluation process, we consider the impact of recent property appraisals when they are available. If actual results differ from these estimates, additional impairment charges may be required. As discussed in Note 5, GAAP establishes a three‑tiered fair value hierarchy that prioritizes inputs to valuation techniques used in fair value calculations. The fair value calculations associated with these valuations are classified as Level 3 measurements under GAAP.

Insurance Reserves
Insurance Reserves—We have established insurance programs to cover exposures above predetermined deductibles for certain insurable risks consisting primarily of physical loss to property, workers’ compensation, employee healthcare, and comprehensive general and auto liability. Insurance reserves are developed by the Company, using the assistance of a third-party actuary and consideration of our past claims experience, including both the frequency and settlement of claims.

Advertising Expense
Advertising Expense—We market our clubs through advertising and other promotional activities. Advertising expense is charged to income during the period incurred. Advertising expense totaled $5.8 million, $5.5 million and $6.0 million for the fiscal years ended December 31, 2013, December 25, 2012 and December 27, 2011, respectively.

Foreign Currency
Foreign Currency—The functional currency of our entities located outside the United States of America is the local currency. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the current exchange rate in effect at period-end. All foreign income and expenses are translated at the monthly weighted-average exchange rates during the year. Translation gains and losses are reported separately, net of tax of $0.0 million for all years presented, as a component of comprehensive loss, until realized. No translation gains or losses have been reclassified into earnings for the fiscal years ended December 31, 2013, December 25, 2012 or December 27, 2011. Realized foreign currency transaction gains and losses are reflected in the consolidated statements of operations and comprehensive loss in club operating costs.

Income Taxes
Income Taxes—Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recognized.

We recognize the tax benefit from an uncertain tax position only if it is “more likely than not” that the tax position will be sustained upon examination by the taxing authorities, based on the technical merits of the position. If the position drops below the “more likely than not” standard, the benefit can no longer be recognized. Assumptions, judgment and the use of estimates are required in determining if the “more likely than not” standard has been met when developing the provision for income taxes. We recognize accrued interest and penalties related to uncertain tax positions as a component of income tax expense.

Interest and Investment Income	Interest and Investment Income—Interest and investment income is comprised principally of interest on notes receivable and cash deposits held by financial institutions.
Leases
Leases—We lease operating facilities under agreements with terms up to 99 years. These agreements normally provide for minimum rentals plus executory costs. Some of the agreements provide for scheduled rent increases during the lease term, as well as provisions for renewal options. Rent expense is recognized on a straight-line basis over the term of the lease from the time at which we take control of the property. Renewal options determined to be reasonably assured are also included in the lease term. In some cases, we must pay contingent rent generally based on a percentage of gross receipts or positive cash flow as defined in the lease agreements.
Some of our lease agreements contain tenant allowances. Upon receipt of such allowances, we record a deferred rent liability in other liabilities on the consolidated balance sheets. The allowances are then amortized on a straight-line basis over the remaining terms of the corresponding leases as a reduction of rent expense.

Equity-Based Awards
Equity-Based Awards—Equity-based unit awards were previously issued under a Management Profits Interest Program (“MPI”) which constituted grants of time-vesting non-voting profits interests in Fillmore. These awards entitled participants to participate in the appreciation of the value of Fillmore above an applicable threshold and thereby share in its future profits. Fillmore converted previously issued Class B units into Class A units, subject to remaining vesting periods, in connection with the ClubCorp Formation.

MPI participants could receive a distribution upon the occurrence of a liquidity event or upon the declaration of a distribution or dividend payment, in each case in accordance with the terms of the distribution “waterfall” set forth in Fillmore’s Second Amended and Restated LLC Agreement. Because the distributions would be contingent on the value of the Company at the time of such liquidity event, distribution, or dividend payment, no expense was recognized relating to such awards until the consummation of our IPO on September 25, 2013, at which time the MPI participants, including our executives, employees, directors and consultants surrendered all Class A units (including Converted Units) and Class C units held by them in exchange for an aggregate of 2,251,027 shares of Holdings' common stock previously held by Fillmore, a portion of which are restricted, subject to remaining time vesting requirements. The number of shares of our common stock delivered to our NEOs was determined in a manner intended to equate the aggregate fair value of such shares at our IPO offering price to the aggregate fair value of the NEOs’ Class A units and Class C units immediately prior to the conversion, based on the relative fair value priorities applicable to various classes of Fillmore's Class A units and Class C units.

The ClubCorp Holdings, Inc. 2012 Stock Award Plan, which was amended and restated as of August 14, 2013 (the “Stock Plan”) provides for an aggregate amount of no more than 4,000,000 shares of common stock to be available for awards. The Stock Plan provides for the grant of stock options, restricted stock awards, restricted stock units, performance-based awards and other equity-based incentive awards. To date, we have granted restricted stock awards and restricted stock units (“RSUs”) under the Stock Plan. As of December 31, 2013, approximately 3.4 million shares of common stock were available for future issuance under the Stock Plan.
On April 1, 2012, Holdings granted 12,552 RSUs to certain executives under the Stock Plan. The RSUs vest based on satisfaction of both a time condition subject to the holders' continued employment and a liquidity condition. The time condition is satisfied with respect to one-third of the RSUs on each of the first three anniversaries of the grant date, subject to the holder remaining employed by us. The liquidity condition is satisfied upon the earlier of a change of control (as defined in the Stock Plan) or after a period of time following the effective date of an initial public offering by us. On March 15, 2014, the required time period following our IPO was satisfied and the liquidity vesting requirement was met, at which time one third of the RSUs granted were converted into shares of our common stock. The remaining RSUs will convert into shares of our common stock upon satisfaction of the remaining time vesting requirements. After giving effect to the 50 for 1 forward stock split and the 1.0113946 for 1 forward stock split (described in Note 16), 613,963 RSUs remain outstanding as of December 31, 2013.

On September 25, 2013, 20,000 shares of restricted common stock, which vest after one year, were issued under the Stock Plan to certain of ClubCorp's directors. No other equity-based awards were granted during the fiscal year ended December 31, 2013.

Subsequent to our IPO, during the fiscal year ended December 31, 2013, ClubCorp recorded equity-based compensation expense of $14.2 million ($13.4 million net of tax benefit) related to equity-based awards issued under the MPI and the Stock Plan. No equity-based compensation expense was recorded in the fiscal years ended December 25, 2012 and December 27, 2011. As of December 31, 2013, there was approximately $1.4 million of unrecognized expense, adjusted for estimated forfeitures, related to non-vested, equity-based awards granted to employees, which is expected to be recognized over a weighted average period of approximately 1 year.

Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements

In February 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2013-02 (“ASU 2013-02”), Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The update clarifies how to report the effect of significant reclassifications out of accumulated other comprehensive income. ASU 2013-02 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2012 and is to be applied prospectively. Our adoption of this ASU in the first quarter of 2013 did not materially change the presentation of our consolidated financial statements.

In February 2013, the FASB issued Accounting Standards Update No. 2013-04 (“ASU 2013-04”), Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation is Fixed as the Reporting Date. ASU No. 2013-04 requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. The guidance in the update also requires an entity to disclose the nature and amount of the obligation as well as other information about those obligations. The amendments in this ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The adoption of ASU 2013-04 is not expected to have a material impact on our consolidated financial statements.

In July 2013, the FASB issued Accounting Standards Update No. 2013-11 (“ASU 2013-11”), Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. ASU No. 2013-11 clarifies that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except as follows. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The assessment of whether a deferred tax asset is available is based on the unrecognized tax benefit and deferred tax asset that exist at the reporting date and should be made presuming disallowance of the tax position at the reporting date. This ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The adoption of ASU 2013-11 is not expected to have a material impact on our consolidated financial statements.